CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments and accounts receivable. As of December 31, 2012, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC and Hong Kong, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses, which have generally been within its expectations.

Concentration of customers

Approximately 13% of total net revenues were derived from one customer from the mobile phone games segment, namely Shenzhen Chuangshi Interactive Technology Co., Ltd., for the year ended December 31, 2010. Approximately 19% and 14% of total net revenues were derived from one customer from the mobile phone games segment, namely China Mobile Communications Corporation Jiangsu Ltd., for the years ended December 31, 2011 and 2012, respectively.

Approximately 48%, 6% and nil of total net revenues for the years ended December 31, 2010, 2011 and 2012, respectively, were derived from related parties (Note 19).

Concentration of suppliers

Approximately 17% and 14% of the Group’s raw materials attributable to handset design were purchased from two suppliers, namely Think Star Electronic Stock Co., Ltd. and Bright Way, respectively, for the year ended December 31, 2010. Approximately 15% and 14% of the Group’s raw materials attributable to handset design were purchased from Xiang Hai Electronic Co., Ltd. and Shi Jian Electronic Co., Ltd., respectively, for the year ended December 31, 2011. Approximately 63.1% , 56.7% and 50.1% of the Group’s cost of revenues attributable to mobile phone games were paid to Ouyinhua Information Consulting Co., Ltd. (“Ouyinhua”), for service provided to pre-install mobile phone games on feature phones for the years ended December 31, 2010, 2011, and 2012, respectively. Failure to develop or maintain the relationships with these suppliers or Ouyinhua may affect the Group’s ability to manufacture its products. Any disruption in the supply of the raw materials or the provision of pre-installation services to the Group may adversely affect the Group’s business, financial condition and results of operations.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

The Group transacts the majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation (depreciation) of the RMB against US$ was approximately 3%, 5% and (0.2%) for the years ended December 31, 2010, 2011 and 2012, respectively. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. While the international reaction to the appreciation of the

RMB has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

Other business risk

The PRC laws and regulations require that an entity obtain an Internet Publishing License and an Online Culture Operation License from the relevant PRC government authorities in order to operate in online mobile game business. One of the Company’s subsidiaries, Huiyou, has historically operated in the development of online mobile games without obtaining the required licenses from the relevant PRC government authorities. The developed online mobile games were licensed to Yingzheng, the VIE, which operated the online mobile games in its own name and paid commissions to Huiyou in return. The relevant PRC governmental authorities may deem the activities of Huiyou to be the operation of online games without obtaining the required licenses, which may subject the Group to penalties, and require the Group to make costly changes to its business model and materially disrupt its business. However, in the opinion of management, Huiyou’s current business model does not violate applicable PRC laws and regulations and the likelihood of penalties is remote.